UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL
TRUST

CITI INSTITUTIONAL ENHANCED INCOME
FUND

FORM N-Q
NOVEMBER 30, 2007

Notes to Schedule of Investments (unaudited)

Investments in Institutional Enhanced Portfolio, at value $17,753,577.

1. Organization and Significant Accounting Policies

CitiSM Institutional Enhanced Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”), a Maryland business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Institutional Enhanced Portfolio (the “Portfolio”), a management investment company that has the same investment objectives as the Fund.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (25.8% at November 30, 2007) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

Institutional Enhanced Portfolio

Schedule of Investments (unaudited)	November 30, 2007

Face
Amount	Security	Value

ASSET-BACKED SECURITIES — 24.9%
Home Equity — 23.8%
$ 685,050	American Home Mortgage Investment Trust, 4.939% due 12/25/07 (a)	$684,083
1,159,953	Ameriquest Mortgage Securities Inc., 5.049% due 12/25/07 (a)	1,114,408
169,586	Argent Securities Inc., 4.849% due 12/25/07 (a)	168,933
1,348,540	Bayview Financial Asset Trust, 5.239% due 12/25/07 (a)(b)	1,348,540
1,875,446	Chase Funding Mortgage Loan Asset-Backed Certificates, 5.079% due
	12/25/07 (a)	1,827,035
309,361	Countrywide Asset-Backed Certificates, 5.504% due 12/25/07 (a)	309,136
1,739,709	FBR Securitization Trust, 5.568% due 12/28/07 (a)	1,731,287
110,714	First Franklin Mortgage Loan Asset Backed Certificates, 5.724% due
	12/25/07 (a)	109,822
1,096,696	GMAC Mortgage Corp. Loan Trust, 5.534% due 12/25/07 (a)	972,952
1,027,123	Indymac Home Equity Loan Asset-Backed Trust, 4.959% due 12/25/07 (a)	932,716
397,740	Novastar Home Equity Loan, 5.629% due 12/25/07 (a)	387,263
	RAAC:
1,108,966	5.039% due 12/25/07 (a)(b)	1,013,581
1,450,800	5.594% due 12/25/07 (a)(b)	1,198,770
	SACO I Trust:
1,701,346	4.919% due 12/25/07 (a)	903,735
1,948,279	4.939% due 12/25/07 (a)	1,078,245
78,343	Specialty Underwriting & Residential Finance, 5.674% due 12/25/07 (a)	76,516
495,360	Structured Asset Investment Loan Trust, 5.289% due 12/25/07 (a)	490,806
767,641	Truman Capital Mortgage Loan Trust, 5.754% due 12/25/07 (a)(b)	652,495
1,389,969	Wachovia Asset Securitization Inc., 5.219% due 12/25/07 (a)	1,374,702

	Total Home Equity	16,375,025

Automobiles — 1.1%
385,686	Drivetime Auto Owner Trust, 5.422% due 12/25/07 (b)	385,506
400,000	Hertz Vehicle Financing LLC, 4.989% due 12/25/07 (a)(b)	395,116

	Total Automobiles	780,622

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $19,653,195)	17,155,647

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.8%
2,229,847	American Home Mortgage Assets, 5.083% due 12/25/07 (a)	2,120,825
49,487	American Home Mortgage Investment Trust, 4.969% due 12/25/07 (a)	49,467
677,931	Banc of America Mortgage Securities, 5.750% due 12/25/07	680,408
	Countrywide Alternative Loan Trust:
714,112	5.540% due 12/20/07 (a)	691,243
1,663,187	5.560% due 12/20/07 (a)	1,603,849
606,066	6.243% due 12/20/07 (a)	582,627
96,626	5.089% due 12/25/07 (a)	95,554
924,790	IMPAC CMB Trust, 5.109% due 12/25/07 (a)	918,073
	Indymac Index Mortgage Loan Trust:
683,247	5.219% due 12/25/07 (a)	672,451
1,126,792	5.584% due 12/25/07 (a)	1,103,829
1,218,658	5.664% due 12/25/07 (a)	1,162,995
757,470	Lehman XS Trust, 5.544% due 12/25/07 (a)	734,243
	Residential Accredit Loans Inc.:
64,450	4.859% due 12/25/07 (a)	64,368
1,234,366	5.664% due 12/25/07 (a)	1,229,793
669,465	Residential Funding Mortgage Securities II Inc., 4.899% due 12/25/07 (a)	638,750
1,105,899	Structured Adjustable Rate Mortgage Loan Trust, 4.989% due 12/25/07 (a)	1,076,521
803,449	Structured Asset Mortgage Investments Inc., 7.647% due 12/25/07 (a)	815,249

See Notes to Schedule of Investments.

1

Institutional Enhanced Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.8% (continued)
	Thornburg Mortgage Securities Trust:
$ 897,247	4.894% due 12/25/07 (a)	$891,801
684,660	4.899% due 12/25/07 (a)	680,462
	Washington Mutual Inc.:
582,700	5.584% due 12/25/07 (a)	564,545
731,471	5.614% due 12/25/07 (a)	712,301
673,249	WMALT Mortgage Pass-Through Certificates, 5.039% due 12/25/07 (a)	650,803

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $18,210,416)	17,740,157

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $37,863,611)	34,895,804

SHORT-TERM INVESTMENTS — 49.0%
Certificates of Deposit (Yankee) — 16.3%
1,500,000	Banco Bilbao, 5.500% due 12/20/07	1,500,249
1,500,000	Bank of Tokyo, 5.180% due 1/14/08	1,500,000
1,250,000	Bank of Tokyo Mitsubishi, 5.150% due 1/15/08	1,250,000
1,000,000	Barclays Bank PLC NY, 5.100% due 2/27/08	999,630
1,000,000	Canadian Imperial Bank, 4.950% due 7/7/08	1,000,000
1,500,000	Depfa Bank PLC, 4.946% due 2/1/08 (c)	1,486,635
1,250,000	Deutsche Bank AG NY, 5.030% due 3/17/08	1,249,250
1,250,000	Royal Bank of Scotland NY, 5.150% due 1/15/08	1,250,000
1,000,000	Unicredito Italiano SpA NY, 4.855% due 5/6/08	998,660

	Total Certificates of Deposit (Yankee)	11,234,424

Commercial Paper — 17.9%
1,000,000	Bank of Ireland, 5.183% due 4/11/08 (c)	981,420
1,500,000	CBA Delaware Finance, 4.983% due 2/20/08 (c)	1,482,615
1,000,000	Danske Corp., 4.629% due 8/4/08 (c)	968,090
1,750,000	Dresdner Bank AG NY, 4.800% due 2/1/08	1,748,565
1,500,000	ING Funding LLC, 4.692% due 4/3/08 (c)	1,473,795
1,000,000	Sanpaolo IMI U.S. Financial Co., 5.179% due 1/4/08 (c)	995,458
1,500,000	Skandinaviska Enskilda Banken, 4.760% due 2/4/08	1,498,605
1,000,000	Societe Generale N.A., 5.212% due 1/7/08 (c)	995,003
1,000,000	Swedbank, 5.223% due 1/8/08 (c)	994,850
1,250,000	UBS Finance Delaware LLC, 5.085% due 2/13/08 (c)	1,236,750

	Total Commercial Paper	12,375,151

Corporate Bonds & Notes — 14.8%
2,189,000	Air Products & Chemicals Inc., 4.522% due 12/3/07 (c)	2,189,000
2,000,000	Natixis, 4.670% due 4/2/08 (a)	1,994,971
5,000,000	Steers CLN, 5.261% due 12/31/07 (a)(b)	5,000,000
1,000,000	Wachovia Bank NA, 5.200% due 1/3/08 (a)	999,690

	Total Corporate Bonds & Notes	10,183,661

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $33,805,040)	33,793,236

	TOTAL INVESTMENTS — 99.7% (Cost — $71,668,651#)	68,689,040
	Other Assets in Excess of Liabilities — 0.3%	236,260

	TOTAL NET ASSETS — 100.0%	$68,925,300

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2007, all investors in the Portfolio were funds advised or administered by the manager of the fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

(b) Credits and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,130
Gross unrealized depreciation	(2,989,741)

Net unrealized depreciation	$(2,979,611)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

By:/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 28, 2008